United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/15

Date of Reporting Period: Quarter ended 06/30/15

Item 1. Schedule of Investments

Federated Mortgage Fund
Portfolio of Investments
June 30, 2015 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—61.0%
		Federal Home Loan Mortgage Corporation—25.1%
$1,432,798		3.000%, 4/1/2032	$1,469,681
11,021,405		3.500%, 10/1/2041 - 7/1/2042	11,367,039
7,650,266		4.000%, 7/1/2019 - 12/1/2041	8,126,220
7,850,988		4.500%, 11/1/2018 - 9/1/2040	8,457,545
5,295,853		5.000%, 7/1/2019 - 10/1/2039	5,821,841
3,841,890		5.500%, 8/1/2016 - 10/1/2039	4,290,532
2,208,862		6.000%, 7/1/2021 - 7/1/2037	2,516,556
230,893		7.500%, 1/1/2027 - 2/1/2031	273,868
		TOTAL	42,323,282
		Federal National Mortgage Association—30.8%
4,168,216	[1]	3.000%, 7/1/2033 - 7/1/2045	4,231,955
3,940,394		3.500%, 8/1/2020 - 8/1/2042	4,094,216
22,263,995		4.000%, 1/1/2025 - 4/1/2042	23,737,138
9,229,355		4.500%, 5/1/2018 - 2/1/2042	9,991,706
2,975,773		5.000%, 12/1/2017 - 7/1/2040	3,268,287
3,069,909		5.500%, 8/1/2019 - 4/1/2036	3,451,709
2,323,693		6.000%, 2/1/2026 - 10/1/2037	2,648,079
311,632		6.500%, 7/1/2029 - 8/1/2034	361,709
60,816		7.000%, 6/1/2016 - 2/1/2030	66,966
7,748		8.000%, 12/1/2026	9,246
		TOTAL	51,861,011
		Government National Mortgage Association—5.1%
4,114,381		3.500%, 12/15/2040 - 10/15/2042	4,270,195
1,252,420		4.500%, 10/15/2039	1,364,502
1,827,958		5.000%, 1/15/2023 - 9/20/2039	2,023,967
559,196		5.500%, 11/20/2034 - 5/15/2038	631,393
64,320		7.000%, 9/15/2028 - 11/15/2031	75,743
160,925		8.000%, 10/15/2030 - 11/15/2030	195,141
		TOTAL	8,560,941
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $97,944,335)	102,745,234
		COLLATERALIZED MORTGAGE OBLIGATIONS—17.2%
		Federal Home Loan Mortgage Corporation—0.0%
66,644		REMIC 2497 NE, 5.000%, 9/15/2017	69,238
		Federal National Mortgage Association—0.3%
99,951		REMIC 1999-13 PH, 6.000%, 4/25/2029	112,638
24,727		REMIC 321 2, 6.500%, 4/25/2032	5,899
736,811		REMIC 356 23, 6.500%, 12/25/2034	146,646
844,741		REMIC 356 24, 6.500%, 9/25/2035	167,943
706,442		REMIC 368 27, 6.500%, 11/25/2035	133,920
		TOTAL	567,046
		Non-Agency Mortgage-Backed Securities—16.9%
1,029,745		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,034,497
868,493		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	793,205
253,723		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	209,706
801,933	[2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	802,301
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$3,332,308	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	$3,245,414
2,243,291	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	2,067,215
2,427,712	[2,3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	2,457,085
1,555,707	[2,3]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,569,905
275,577		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	270,896
630,755		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	588,505
20,569	[2,4]	Lehman Structured Securities Corp., Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	17,084
37,909		Sequoia Mortgage Trust 2010-H1, Class A1, 2.023%, 2/25/2040	38,262
120,227		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	120,058
661,038		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	664,348
1,535,031		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,434,798
1,671,660		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,508,160
3,079,677		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,813,605
2,129,360		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	2,093,330
911,988	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	940,048
2,692,278	[2,3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,716,120
1,350,000	[2]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	1,372,339
1,051,275		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	916,160
709,661		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	739,451
		TOTAL	28,412,492
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $30,309,120)	29,048,776
		AGENCY RISK TRANSFER SECURITIES—5.3%
1,500,000		Connecticut Avenue Securities Floating Rate Note, 3.185%, 7/25/2024	1,385,484
1,500,000		Connecticut Avenue Securities Floating Rate Note, 5.085%, 11/25/2024	1,543,018
1,500,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 3.787%, 4/25/2024	1,444,488
1,500,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 4.187%, 8/25/2024	1,480,822
1,500,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 4.687%, 2/25/2024	1,538,763
1,500,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 4.737%, 10/25/2024	1,518,913
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $9,015,703)	8,911,488
		ADJUSTABLE RATE MORTGAGES—0.2%
		Federal Home Loan Mortgage Corporation ARM—0.1%
68,464		2.215%, 7/1/2035	72,772
		Federal National Mortgage Association ARM—0.1%
154,100		1.972%, 7/1/2034	163,317
58,665		2.425%, 2/1/2036	62,928
		TOTAL	226,245
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $280,174)	299,017
		ASSET-BACKED SECURITIES—10.1%
		Auto Receivables—6.1%
1,120,000		AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	1,117,957
1,100,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,101,929
2,000,000		Hyundai Auto Receivables Trust 2015-A, Class D, 2.730%, 6/15/2021	1,990,915
1,720,000		Santander Drive Auto Receivables Trust 2014-3, Class D, 2.650%, 8/17/2020	1,727,063
1,430,000		Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	1,443,826
1,680,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	1,675,383
1,220,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	1,222,074
		TOTAL	10,279,147
2

Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—0.9%
$350,000	[2,3]	Great America Leasing Receivables 2015-1, Class C, 2.680%, 6/20/2022	$352,051
1,130,000	[2,3]	Volvo Financial Equipment LLC 2015-1A, Class C, 2.420%, 11/15/2022	1,136,313
		TOTAL	1,488,364
		Other—0.9%
1,530,848	[2,3]	Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	1,535,691
		Single Family Rental Securities—2.2%
1,750,000	[2,3]	Invitation Homes Trust 2014-SFR1, Class C, 2.285%, 6/17/2031	1,749,331
2,000,000	[2,3]	Invitation Homes Trust 2014-SFR2, Class C, 2.374%, 9/17/2031	2,002,968
		TOTAL	3,752,299
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $17,009,889)	17,055,501
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.3%
		Agency Commercial Mortgage-Backed Securities—4.3%
1,500,000	[2,3]	FREMF Mortgage Trust 2012-K22, 3.812%, 8/25/2045	1,525,781
1,750,000	[2,3]	FREMF Mortgage Trust 2013-K30, 3.667%, 6/25/2045	1,753,347
1,869,000	[2,3]	FREMF Mortgage Trust 2014-K715, 4.118%, 2/25/2046	1,934,999
2,000,000	[2,3]	FREMF Mortgage Trust 2014-K717, 3.754%, 11/25/2047	2,020,324
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,271,051)	7,234,451
		PURCHASED PUT OPTION—0.0%
45,000		United States Treasury Note 10-Year Future, Put Option, Strike Price: $124.50, Expiration Date: 8/22/2015 (IDENTIFIED COST $25,414)	12,656
		REPURCHASE AGREEMENT—2.4%
4,109,000		Interest in $775,000,000 joint repurchase agreement 0.11%, dated 6/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $775,002,368 on 7/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $790,502,416. (AT COST)	4,109,000
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $165,964,686)[5]	169,416,123
		OTHER ASSETS AND LIABILITIES - NET— (0.5)%[6]	(844,758)
		TOTAL NET ASSETS—100%	$168,571,365
At June 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[7]United States Treasury Notes 10-Year Futures (Long)	20	$2,523,438	September 2015	$14,018
[7]United States Treasury Ultra Bond Futures (Long)	20	$3,081,250	September 2015	$(35,675)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(21,657)
The average notional value of long and short futures contracts held by the Fund throughout the period was $11,931,045 and $9,521,928, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $6,699. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2015, these restricted securities amounted to $29,198,316, which represented 17.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2015, these liquid restricted securities amounted to $27,808,893, which represented 16.5% of total net assets.
3

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at June 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp., Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$17,539	$17,084
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$1,349,444	$1,372,339
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	At June 30, 2015, the cost of investments for federal tax purposes was $165,964,686. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $3,451,437. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,211,185 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,759,748.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$102,745,234	$—	$102,745,234
Collateralized Mortgage Obligations	—	29,031,692	17,084	29,048,776
Agency Risk Transfer Securities	—	8,911,488	—	8,911,488
Adjustable Rate Mortgages	—	299,017	—	299,017
Asset-Backed Securities	—	17,055,501	—	17,055,501
Commercial Mortgage-Backed Securities	—	7,234,451	—	7,234,451
Purchased Put Option	12,656	—	—	12,656
Repurchase Agreement	—	4,109,000	—	4,109,000
TOTAL SECURITIES	$12,656	$169,386,383	$17,084	$169,416,123
OTHER FINANCIAL INSTRUMENTS*	$(21,657)	$—	$—	$(21,657)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
5
Federated Ultrashort Bond Fund
Portfolio of Investments
June 30, 2015 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.2%
		Federal National Mortgage Association—0.2%
$1,133,169		FNMA ARM 544848, 2.479%, 4/01/2030	$1,158,691
1,774,165		FNMA ARM 544872, 2.808%, 7/01/2034	1,895,311
367,375		FNMA ARM 556379, 1.556%, 5/01/2040	376,735
1,862,711		FNMA ARM 618128, 1.937%, 8/01/2033	1,929,374
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $5,207,349)	5,360,111
		ASSET-BACKED SECURITIES—48.8%
		Auto Receivables—23.0%
4,200,000	[1,2]	ARI Fleet Lease Trust 2013-A, Class A3, 0.92%, 7/15/2021	4,201,132
3,702,160	[1,2]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	3,698,957
5,600,000		Ally Auto Receivables Trust 2013-SN1, Class A4, 0.90%, 5/22/2017	5,607,104
9,008,575		Ally Auto Receivables Trust 2014-SN2, Class A2B, 0.487%, 3/20/2017	9,009,645
10,000,000		Ally Master Owner Trust 2013-1, Class A1, 0.636%, 2/15/2018	10,010,455
4,750,000		Ally Master Owner Trust 2013-3, Class A, 0.706%, 9/15/2018	4,763,477
1,436,947	[1,2]	American Credit Acceptance Receivables Trust 2013-1, Class A, 1.45%, 4/16/2018	1,438,681
5,125,922	[1,2]	American Credit Acceptance Receivables Trust 2014-3, Class A, 0.99%, 8/10/2018	5,124,609
10,000,000		Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,287,253
2,573,913		Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	2,588,611
7,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	7,155,748
2,000,000		Americredit Automobile Receivables Trust 2012-4, Class B, 1.31%, 11/8/2017	2,003,404
5,000,000		Americredit Automobile Receivables Trust 2012-4, Class C, 1.93%, 8/8/2018	5,037,980
6,000,000		Americredit Automobile Receivables Trust 2012-5, Class D, 2.35%, 12/10/2018	6,057,979
7,000,000		Americredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	7,125,710
2,560,000		Americredit Automobile Receivables Trust 2013-4, Class D, 3.31%, 10/8/2019	2,620,981
12,200,000	[1,2]	BMW Floorplan Master Owner Trust 2012-1, Class A, 0.586%, 9/15/2017	12,205,392
13,000,000		BMW Vehicle Trust 2014-1, Class A4, 0.99%, 8/21/2017	13,022,336
8,015,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	8,064,816
6,058,935	[1,2]	Bank of The West Auto Trust 2014-1, Class A2, 0.69%, 7/17/2017	6,063,387
4,000,000	[1,2]	Bank of The West Auto Trust 2014-1, Class A3, 1.09%, 3/15/2019	4,003,723
7,500,000		California Republic Auto Receivables Trust 2015-2, Class A2, 0.88%, 2/15/2018	7,498,481
703,471		Capital Auto Receivables Asset Trust 2014-1, Class A1A, 0.68%, 5/20/2016	703,581
2,564,452	[1,2]	Chesapeake Funding LLC 2011-2A, Class A, 1.431%, 4/7/2024	2,584,605
3,600,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class C, 1.734%, 5/7/2024	3,607,425
2,500,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class D, 2.034%, 5/7/2024	2,505,440
3,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class B, 1.184%, 1/7/2025	3,002,319
4,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class C, 1.584%, 1/7/2025	4,003,193
2,500,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 1.984%, 1/7/2025	2,506,200
5,488,730	[1,2]	Chesapeake Funding LLC 2014-1A, Class A, 0.604%, 3/7/2026	5,485,343
4,350,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class B, 0.984%, 3/7/2026	4,336,019
1,740,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class C, 1.384%, 3/7/2026	1,734,261
2,660,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class D, 1.734%, 3/7/2026	2,653,934
5,000,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class A, 0.684%, 2/7/2027	5,001,412
3,000,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class B, 1.134%, 2/7/2027	3,004,066
2,530,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class C, 1.634%, 2/7/2027	2,533,474
3,600,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class D, 1.934%, 2/7/2027	3,605,004
3,303,417	[1,2]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	3,308,946

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$6,000,000	[1,2]	Drive Auto Receivables Trust 2015-BA, Class A2B, 0.786%, 12/15/2017	$6,001,770
4,373,244	[1,2]	Enterprise Fleet Financing LLC 2013-2, Class A2, 1.06%, 3/20/2019	4,378,160
3,251,246	[1,2]	Enterprise Fleet Financing LLC 2014-1, Class A2, 0.87%, 9/20/2019	3,249,630
13,762,121	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	13,758,718
4,500,000		Fifth Third Auto Trust 2013-A, Class B, 1.21%, 4/15/2019	4,489,276
4,754,000		Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	4,755,072
12,000,000		Ford Credit Auto Lease Trust 2013-A, Class D, 1.79%, 10/15/2017	12,010,859
10,170,000		Ford Credit Auto Lease Trust 2013-B, Class C, 1.51%, 8/15/2017	10,182,387
20,000,000		Ford Credit Auto Lease Trust 2014-B, Class B, 1.35%, 12/15/2017	20,009,966
9,000,000		Ford Credit Auto Owner Trust 2012-C, Class C, 1.69%, 4/15/2018	9,052,272
5,500,000		Ford Credit Auto Owner Trust 2012-D, Class D, 1.97%, 5/15/2019	5,552,645
8,900,000		Ford Credit FloorPlan Master Owner 2013-1, Class A2, 0.566%, 1/15/2018	8,907,359
6,750,000	[1,2]	GMF Floorplan Owner Revolving Trust 2015-1, Class C, 2.22%, 5/15/2020	6,753,954
6,500,000	[1,2]	GMF Floorplan Owner Revolving Trust 2015-1, Class D, 2.57%, 5/15/2020	6,504,465
10,500,000		Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	10,522,934
14,281,448	[1,2]	Hertz Fleet Lease Funding LP 2014-1, Class A, 0.584%, 4/10/2028	14,283,569
6,000,000	[1,2]	Huntington Auto Trust 2011-1A, Class D, 3.52%, 6/15/2018	6,001,871
8,450,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	8,523,338
2,800,000		Huntington Auto Trust 2012-2, Class C, 1.37%, 5/15/2018	2,808,575
7,000,000		Huntington Auto Trust 2012-2, Class D, 2.11%, 5/15/2019	7,065,703
19,804,000	[1,2]	Hyundai Auto Lease Securitization Trust 2013-A, Class B, 0.96%, 8/15/2017	19,806,372
8,175,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	8,191,180
10,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-B, Class B, 1.54%, 12/17/2018	10,042,298
4,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	4,034,704
8,000,000		Hyundai Auto Receivables Trust 2012-B, Class B, 1.39%, 3/15/2018	8,023,433
5,425,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.836%, 5/15/2018	5,421,428
6,500,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	6,565,691
5,000,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1A, Class C, 2.16%, 3/15/2019	5,050,087
5,000,000		Mercedes-Benz Auto Lease Trust 2013-B, Class A4, 0.76%, 7/15/2019	5,004,426
10,000,000		Mercedes-Benz Auto Lease Trust 2014-A, Class A4, 0.90%, 12/16/2019	10,013,956
5,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	5,005,213
10,944,267	[1,2]	Motor PLC 2014-1A, Class A1, 0.667%, 8/25/2021	10,937,153
12,750,000	[1,2]	Motor PLC 2015-1A, Class A1, 0.787%, 6/25/2022	12,746,175
6,300,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class A, 0.937%, 10/25/2019	6,302,218
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class B, 1.187%, 10/25/2019	4,001,404
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class C, 1.687%, 10/25/2019	4,001,275
4,610,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class D, 2.487%, 10/25/2019	4,611,452
6,000,000	[1,2]	Nextgear Floorplan Master Owner Trust, Class A, 1.92%, 10/15/2019	6,020,275
16,000,000		Nissan Auto Lease Trust 2014-B, Class A4, 1.29%, 3/16/2020	16,042,255
7,500,000	[1,2]	Porsche Innovative Lease Owner Trust 2013-1, Class A4, 0.88%, 10/22/2019	7,511,928
10,800,000	[1,2]	Porsche Innovative Lease Owner Trust 2014-1, Class A4, 1.26%, 9/21/2020	10,824,587
10,000,000	[1,2]	Porsche Innovative Lease Owner Trust 2015-1, Class A4, 1.43%, 5/21/2021	10,001,752
5,000,000	[1,2]	SMART ABS Series 2012-2US Trust, Class A4B, 1.436%, 3/14/2018	5,037,316
4,000,000		SMART ABS Series 2012-4US Trust, Class A4B, 0.886%, 8/14/2018	4,008,145
13,700,000		SMART Series 2013-1US Trust, Class A4B, 0.686%, 10/14/2018	13,692,598
14,500,000		SMART Series 2013-2US Trust, Class A4B, 0.736%, 2/14/2019	14,497,791
4,120,000		Santander Drive Auto Receivables Trust 2012-6, Class D, 2.52%, 9/17/2018	4,181,844
6,800,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 1/15/2019	6,867,661
10,000,000		Santander Drive Auto Receivables Trust 2013-3, Class D, 2.42%, 4/15/2019	10,091,224

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$5,570,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	$5,711,998
5,000,000		Santander Drive Auto Receivables Trust 2014-4, Class B, 1.82%, 5/15/2019	5,005,786
3,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	3,005,100
5,000,000		USAA Auto Owner Trust 2012-1, Class B, 1.02%, 12/17/2018	5,000,522
7,000,000		Volkswagen Auto Lease Trust 2014-A A4, Class A4, 0.99%, 7/20/2018	7,012,943
1,149,859		World Omni Automobile Lease Securitization Trust 2013-A, Class A2B, 0.506%, 5/16/2016	1,150,073
8,000,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	8,039,698
10,500,000		World Omni Automobile Lease Securitization Trust 2014-A, Class B, 1.65%, 4/15/2020	10,557,139
10,500,000	[1,2]	World Omni Master Owner Trust 2013-1, Class A, 0.536%, 2/15/2018	10,503,555
		TOTAL	647,500,261
		Credit Card—11.8%
3,550,000	[1,2]	American Express Credit Account Master Trust 2012-2, Class C, 1.29%, 3/15/2018	3,552,893
25,019,000	[1,2]	American Express Credit Account Master Trust 2012-4, Class C, 0.986%, 5/15/2020	25,234,486
14,500,000		American Express Credit Account Master Trust 2013-1, Class B, 0.886%, 2/16/2021	14,570,025
9,086,000		American Express Credit Account Master Trust 2014-5, Class B, 0.636%, 5/15/2020	9,062,792
18,834,000		American Express Issuance Trust II 2013-1, Class C, 0.886%, 2/15/2019	18,816,241
3,111,000		American Express Issuance Trust II 2013-2, Class B, 0.886%, 8/15/2019	3,125,660
17,000,000		Bank of America Credit Card Trust 2014-A1, Class A, 0.566%, 6/15/2021	17,008,928
12,225,000		Bank of America Credit Card Trust 2015-A1, Class A, 0.516%, 6/15/2020	12,228,425
17,300,000		Capital One Multi Asset Execution Trust 2014-A4, Class A4, 0.534%, 6/15/2022	17,309,048
13,180,000		Chase Issuance Trust 2007-B1, Class B1, 0.436%, 4/15/2019	13,123,505
15,000,000		Chase Issuance Trust 2014-A5, Class A5, 0.556%, 4/15/2021	14,994,217
12,000,000		Citibank Credit Card Issuance Trust 2013-A11, Class A11, 0.424%, 2/7/2018	12,003,864
15,500,000		Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.467%, 5/26/2020	15,474,733
13,500,000		Discover Card Execution Note Trust 2013-A6, Class A6, 0.636%, 4/15/2021	13,533,265
10,000,000		Discover Card Execution Note Trust 2014-A1, Class A1, 0.616%, 7/15/2021	10,022,974
5,000,000		Discover Card Master Trust I 2012—B3, Class B3, 0.636%, 5/15/2018	5,001,260
18,000,000		DryRock Issuance Trust 2014-1, Class A, 0.546%, 12/16/2019	17,985,847
13,000,000	[1,2]	Golden Credit Card Trust 2012-5A, Class A, 0.79%, 9/15/2017	13,004,772
14,450,000	[1,2]	Golden Credit Card Trust 2013-1A, Class A, 0.436%, 2/15/2018	14,446,366
7,000,000	[1,2]	Golden Credit Card Trust 2013-2A, Class A, 0.616%, 9/15/2018	7,004,638
20,500,000	[1,2]	Golden Credit Card Trust 2014-2A, Class A, 0.636%, 3/15/2021	20,477,127
5,000,000	[1,2]	Master Credit Card Trust 2012-2A, Class A, 0.78%, 4/21/2017	5,002,464
11,078,000	[1,2]	Master Credit Card Trust 2012-2A, Class C, 1.97%, 4/21/2017	11,102,866
5,582,000	[1,2]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	5,603,083
6,000,000	[1,2]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	6,008,710
12,000,000	[1,2]	Penarth Master Issuer 2013-1A PLC, Class A1, 0.575%, 11/18/2017	12,004,200
4,850,000	[1,2]	Penarth Master Issuer 2015-1A PLC, Class A1, 0.585%, 3/18/2019	4,845,878
8,000,000	[1,2]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 0.986%, 6/17/2019	8,043,600
		TOTAL	330,591,867
		Equipment Lease—5.1%
6,600,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	6,626,035
6,000,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	6,031,921
2,488,326	[1,2]	CLI Funding LLC. 2006-1A A, Class A, 0.366%, 8/18/2021	2,476,095
7,362,500	[1,2]	CLI Funding LLC 2013-1A, Note, 2.83%, 3/18/2028	7,329,875
8,000,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	8,001,388
2,300,000		CNH Equipment Trust 2012-C, Class B, 1.30%, 3/16/2020	2,300,491
7,615,000		CNH Equipment Trust 2012-D, Class B, 1.27%, 5/15/2020	7,607,328
6,500,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	6,501,647

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$12,500,000		CNH Equipment Trust 2014-C, Class A2, 0.63%, 12/15/2017	$12,496,562
5,000,000	[1,2]	Dell Equipment Finance Trust 2014-1, Class C, 1.80%, 6/22/2020	5,008,367
5,000,000		GE Equipment Midticket LLC, (Series 2014-1), Class A4, 1.59%, 8/22/2023	5,007,317
3,575,000		GE Equipment Midticket LLC, (Series 2013-1), Class B, 1.78%, 2/22/2023	3,593,266
4,800,000	[1,2]	GE Equipment Small Ticket LLC (Series 2013-1A), Class A4, 1.39%, 7/24/2020	4,817,954
3,046,200	[1,2]	GE Equipment Small Ticket LLC (Series 2014-1A), Class A2, 0.59%, 8/24/2016	3,044,766
5,000,000	[1,2]	GE Equipment Small Ticket LLC (Series 2014-1A), Class B, 1.67%, 10/25/2021	5,005,731
3,150,000		GE Equipment Transportation LLC, (Series 2012-1), Class B, 1.16%, 9/22/2020	3,149,384
5,500,000		GE Equipment Transportation LLC, (Series 2012-2), Class A4, 0.81%, 9/24/2020	5,500,226
2,000,000	[1,2]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,011,190
2,900,000	[1,2]	Great America Leasing Receivables 2013-1, Class A4, 1.16%, 5/15/2018	2,909,787
1,200,000	[1,2]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,201,083
1,000,000	[1,2]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	1,002,923
4,092,000	[1,2]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	4,090,882
2,360,000	[1,2]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	2,364,852
2,100,000	[1,2]	Great America Leasing Receivables 2015-1, Class C, 2.68%, 6/20/2022	2,112,305
5,000,000	[1,2]	Kubota Credit Owner Trust 2015-1A, Class A2, 0.94%, 12/15/2017	5,000,569
7,000,000	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A4, 1.35%, 10/10/2018	7,030,821
364,335	[1,2]	MMAF Equipment Finance LLC 2013-AA, Class A2, 0.69%, 5/9/2016	364,342
3,250,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class B, 1.74%, 10/22/2018	3,269,914
2,332,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class C, 2.68%, 10/22/2018	2,350,537
3,990,000	[1,2]	Volvo Financial Equipment LLC 2013-1, Class C, 1.62%, 8/17/2020	3,984,079
2,900,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	2,897,065
3,250,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	3,260,734
6,450,000	[1,2]	Volvo Financial Equipment LLC 2015-1A, Class B, 2.27%, 3/16/2020	6,485,844
		TOTAL	144,835,280
		Home Equity Loan—0.3%
247,654		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.547%, 7/25/2035	247,197
5,201,103		Carrington Mortgage Loan Trust 2006-RFC1, Class A3, 0.367%, 2/25/2036	5,063,596
28,887		Countrywide Asset Backed Certificates 2004-4, Class A, 0.927%, 8/25/2034	27,260
137,606		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.207%, 11/25/2034	127,152
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	12,714
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.847%, 2/25/2035	150,893
456,482	[1,2]	Quest Trust 2004—X1, Class A, 0.847%, 3/25/2034	459,117
1,701,388		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	1,753,901
63,450		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.787%, 8/25/2033	61,248
2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
		TOTAL	7,903,078
		Manufactured Housing—0.0%
27,501		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	27,391
		Other—8.6%
9,708,114	[1,2]	ACS Pass Through Trust 2007-1A, Class G1, 0.494%, 6/14/2037	9,487,642
1,819,674	[1,2]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.445%, 5/10/2032	1,809,688
2,915,598	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.075%, 2/25/2043	2,934,164
15,000,000	[1,3]	Carlyle Global Market Strategies, Class A, 2.175%, 10/15/2021	15,000,000
2,500,000		GE Dealer Floorplan Master Note Trust 2012-4, Class A, 0.627%, 10/20/2017	2,500,954
5,832,000		GE Dealer Floorplan Master Note Trust 2012-4, Class B, 0.887%, 10/20/2017	5,830,265
6,953,674		Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.867%, 10/25/2035	6,946,513
1,430,761	[1,2]	Navient Student Loan Trust 2014-AA, Class A1, 0.666%, 5/16/2022	1,431,715

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$7,000,000		New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.127%, 10/25/2025	$7,029,960
6,111,869		New Hampshire Higher Education Loan Co. 2012-1, Class A, 0.652%, 10/25/2028	6,065,052
4,574,554		Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	4,575,785
8,450,000	[1,2]	PFS Financing Corp. 2013-AA, Class A, 0.736%, 2/15/2018	8,452,156
14,095,000	[1,2]	PFS Financing Corp. 2014-AA, Class A, 0.786%, 2/15/2019	14,099,658
6,000,000	[1,2]	PFS Financing Corp. 2014-AA, Class B, 1.136%, 2/15/2019	6,003,681
13,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class A, 0.786%, 10/15/2019	13,008,408
3,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class B, 1.036%, 10/15/2019	3,001,282
13,230,638	[1,2]	SLM Student Loan Trust 2010-A, Class 2A, 3.436%, 5/16/2044	14,110,075
7,014,469		SLM Student Loan Trust 2011-1, Class A1, 0.707%, 3/25/2026	7,027,640
4,556,613		SLM Student Loan Trust 2011-2, Class A1, 0.787%, 11/25/2027	4,566,834
1,779,595	[1,2]	SLM Student Loan Trust 2011-A, Class A1, 1.186%, 10/15/2024	1,786,985
2,801,798	[1,2]	SLM Student Loan Trust 2012-A, Class A1, 1.586%, 8/15/2025	2,827,333
8,080,669	[1,2]	SLM Student Loan Trust 2012-B, Class A1, 1.286%, 12/15/2021	8,092,964
14,250,539	[1,2]	SLM Student Loan Trust 2012-C, Class A1, 1.286%, 8/15/2023	14,313,094
4,695,402	[1,2]	SLM Student Loan Trust 2012-E, Class A1, 0.936%, 10/16/2023	4,709,990
42,982		SLM Student Loan Trust 2013-5, Class A1, 0.447%, 5/25/2018	42,981
6,100,000	[1,2]	SLM Student Loan Trust 2013-A, Class A2B, 1.236%, 5/17/2027	6,164,704
7,000,000	[1,2]	SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	6,765,489
4,141,034	[1,2]	SLM Student Loan Trust 2013-B, Class A1, 0.836%, 7/15/2022	4,151,609
1,665,000	[1,2]	SLM Student Loan Trust 2013-B, Class A2B, 1.286%, 6/17/2030	1,684,843
9,850,000	[1,2]	SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	9,572,280
1,782,829	[1,2]	SLM Student Loan Trust 2013-C, Class A1, 1.036%, 2/15/2022	1,788,459
7,000,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.586%, 10/15/2031	7,081,925
7,500,000	[1,2]	SLM Student Loan Trust 2014-A, Class A2B, 1.336%, 1/15/2026	7,603,097
590,415	[1,2]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	596,464
1,186,895	[1,2]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	1,204,021
3,824,172	[1,2]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	3,840,816
1,319,685	[1,2]	Sierra Receivables Funding Co. LLC 2012-3A, Class A, 1.87%, 8/20/2029	1,322,093
3,575,741	[1,2]	Sierra Receivables Funding Co. LLC 2014-3A, Class A, 2.30%, 10/20/2031	3,591,317
7,216,854	[1,2]	Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.40%, 3/22/2032	7,239,687
1,092,858	[1,2]	Social Professional Loan Program LLC 2014-A, Class A1, 1.787%, 6/25/2025	1,106,820
3,304,686	[1,2]	Social Professional Loan Program LLC 2014-B, Class A1, 1.437%, 8/25/2032	3,291,725
8,696,148	[1,2]	Social Professional Loan Program LLC 2015-A, Class A1, 1.385%, 3/25/2033	8,697,530
1,290,424		South Texas Higher Education Authority, Class A1, 0.784%, 10/1/2020	1,291,338
		TOTAL	242,649,036
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,372,019,907)	1,373,506,913
		CORPORATE BONDS—32.9%
		Basic Industry - Chemicals—0.4%
2,500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, (Series 144A), 4.00%, 12/7/2015	2,527,670
8,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	8,508,432
		TOTAL	11,036,102
		Basic Industry - Metals & Mining—0.7%
3,500,000	[1,2]	Anglo American Capital PLC, Floating Rate Note—Sr. Note, (Series 144A), 1.225%, 4/15/2016	3,492,454
5,500,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	6,070,625
1,000,000		BHP Billiton Finance (USA), Inc., Floating Rate Note—Sr. Note, 0.532%, 9/30/2016	1,000,106
4,000,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, (Series 144A), 4.625%, 4/21/2016	4,093,040
4,750,000		Rio Tinto Finance USA Ltd., Floating Rate Note—Sr. Note, 1.123%, 6/17/2016	4,763,191
		TOTAL	19,419,416

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—0.1%
$3,946,000		Masco Corp., Sr. Unsecd. Note, 6.125%, 10/3/2016	$4,172,895
		Capital Goods - Diversified Manufacturing—0.5%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,515,970
10,000,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, (Series 144A), 1.625%, 10/31/2017	9,978,610
1,300,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, (Series 144A), 3.50%, 1/13/2017	1,340,539
		TOTAL	13,835,119
		Communications - Cable & Satellite—0.5%
5,000,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	5,078,455
9,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	10,036,278
		TOTAL	15,114,733
		Communications - Media & Entertainment—1.1%
2,075,000	[1,2]	British Sky Broadcasting Group PLC, (Series 144A), 2.625%, 9/16/2019	2,061,390
5,000,000		CBS Corp., 2.30%, 8/15/2019	4,942,565
4,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	4,257,018
1,750,000		Viacom, Inc., 2.50%, 9/1/2018	1,768,566
4,000,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2015	4,029,688
10,000,000		Walt Disney Co., Floating Rate Note—Sr. Note, (Series GMTN), 0.594%, 5/30/2019	10,009,640
5,000,000		Walt Disney Co., Sr. Unsecd. Note, (Series MTN), 0.45%, 12/1/2015	4,998,475
		TOTAL	32,067,342
		Communications - Telecom Wireless—0.6%
8,580,000		America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.288%, 9/12/2016	8,601,004
7,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	7,408,408
		TOTAL	16,009,412
		Communications - Telecom Wirelines—1.2%
6,000,000		AT&T, Inc., Floating Rate Note—Sr. Note, 0.665%, 2/12/2016	5,992,074
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 0.80%, 12/1/2015	3,000,210
5,650,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,745,169
8,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	8,219,288
7,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.053%, 6/17/2019	6,962,774
3,680,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.036%, 9/14/2018	3,810,077
		TOTAL	33,729,592
		Consumer Cyclical - Automotive—2.7%
6,000,000	[1,2]	American Honda Finance Corp., Floating Rate Note—Sr. Note, (Series 144A), 0.657%, 5/26/2016	6,015,450
1,265,000		American Honda Finance Corp., Floating Rate Note—Sr. Note, 0.771%, 10/7/2016	1,270,316
4,000,000	[1,2]	American Honda Finance Corp., Sr. Unsecd. Note, (Series 144A), 1.60%, 2/16/2018	4,011,236
5,000,000		American Honda Finance Corp., Unsecd. Deb., (Series MTN), 0.409%, 9/2/2016	4,998,830
7,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, (Series 144A), 0.632%, 3/10/2017	6,999,895
7,750,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, (Series 144A), 1.138%, 8/1/2018	7,821,664
9,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, (Series 144A), 0.618%, 8/1/2017	8,993,133
6,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, (Series 144A), 1.875%, 8/9/2016	6,036,234
8,500,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, (Series 144A), 0.981%, 9/26/2016	8,543,231
6,900,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, (Series 144A), 3.50%, 4/3/2018	7,169,065
10,000,000	[1,2]	Volkswagen Group of America Finance LLC, Floating Rate Note—Sr. Note, (Series 144A), 0.652%, 5/23/2017	10,003,810
5,000,000	[1,2]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, (Series 144A), 0.716%, 11/20/2017	5,010,870
		TOTAL	76,873,734
		Consumer Cyclical - Leisure—0.2%
4,460,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	4,480,445
		Consumer Cyclical - Retailers—0.2%
2,500,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,504,785

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$2,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 0.60%, 4/11/2016	$2,001,028
		TOTAL	4,505,813
		Consumer Cyclical - Services—0.6%
9,000,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, (Series 144A), 0.806%, 11/28/2017	8,957,655
6,000,000		Expedia, Inc., 7.456%, 8/15/2018	6,891,582
		TOTAL	15,849,237
		Consumer Non-Cyclical - Food/Beverage—2.3%
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,707,500
3,300,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,300,772
12,000,000		Mondelez International, Inc., Floating Rate Note—Sr. Note, 0.798%, 2/1/2019	11,875,560
8,900,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.95%, 2/22/2017	8,900,312
2,000,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, (Series 144A), 2.95%, 1/15/2017	2,044,240
9,500,000	[1,2]	SABMiller Holdings, Inc., Floating Rate Note—Sr. Note, (Series 144A), 0.968%, 8/1/2018	9,532,898
5,000,000		Sysco Corp., Sr. Unsecd. Note, 1.45%, 10/2/2017	5,050,000
11,235,000		Tyson Foods, Inc., 6.60%, 4/1/2016	11,665,851
		TOTAL	65,077,133
		Consumer Non-Cyclical - Health Care—0.6%
10,400,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, (Series 144A), 0.551%, 10/6/2017	10,384,774
7,000,000		Becton Dickinson & Co., Sr. Unsecd. Note, 0.736%, 6/15/2016	7,004,886
		TOTAL	17,389,660
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
2,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	1,993,914
		Consumer Non-Cyclical - Supermarkets—0.3%
7,500,000		Kroger Co., Sr. Unsecd. Note, 0.804%, 10/17/2016	7,505,527
		Consumer Non-Cyclical - Tobacco—0.4%
5,000,000		Altria Group, Inc., Company Guarantee, 4.125%, 9/11/2015	5,028,425
3,335,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 2.30%, 8/21/2017	3,347,896
4,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	4,032,892
		TOTAL	12,409,213
		Energy - Independent—0.7%
5,540,000		Canadian Natural Resources Ltd., Floating Rate Note—Sr. Note, 0.657%, 3/30/2016	5,530,998
6,665,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	6,620,951
8,750,000		Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.295%, 7/18/2018	8,941,625
		TOTAL	21,093,574
		Energy - Integrated—1.9%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	5,033,790
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,081,610
6,000,000		BP Capital Markets PLC, Floating Rate Note—Sr. Note, 0.911%, 9/26/2018	6,019,614
3,000,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, (Series 144A), 3.125%, 4/28/2016	3,044,769
10,000,000		Chevron Corp., Unsecd. Note, 0.804%, 11/15/2021	9,897,610
5,800,000		Hess Corp., 1.30%, 6/15/2017	5,772,027
10,000,000		Petrobras Global Finance BV, Floating Rate Note—Sr. Note, 2.415%, 1/15/2019	9,270,000
3,000,000		Petrobras International Finance Co., Company Guarantee, 3.875%, 1/27/2016	3,016,560
7,000,000		Statoil ASA, Floating Rate Note—Sr. Note, 0.564%, 5/15/2018	6,993,014
		TOTAL	54,128,994
		Energy - Midstream—0.3%
4,309,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.50%, 3/1/2016	4,371,571
3,220,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.00%, 2/1/2017	3,430,082
		TOTAL	7,801,653

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—0.2%
$4,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 2.35%, 9/15/2016	$4,764,830
2,000,000	[1,2]	Schlumberger Investment SA, Sr. Unsecd. Note, (Series 144A), 1.25%, 8/1/2017	1,999,886
		TOTAL	6,764,716
		Financial Institution - Banking—9.4%
7,500,000		American Express Co., Floating Rate Note—Sr. Note, 0.874%, 5/22/2018	7,481,857
2,600,000		American Express Credit Corp., 0.581%, 9/22/2017	2,592,543
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	5,057,075
16,000,000		BB&T Corp., Sr. Unsecd. Note, (Series MTN), 0.938%, 2/1/2019	16,002,208
3,500,000		Bank of America Corp., Floating Rate Note—Sr. Note, 1.315%, 1/15/2019	3,534,482
3,600,000		Bank of America Corp., Sr. Unsecd. Note, (Series MTN), 0.892%, 8/25/2017	3,594,755
5,000,000		Bank of America Corp., Sr. Unsecd. Note, (Series MTN), 1.101%, 3/22/2016	5,011,970
10,000,000		Bank of Montreal, Floating Rate Note—Sr. Note, (Series MTN), 0.874%, 4/9/2018	10,061,630
7,900,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, (Series MTN), 0.766%, 9/11/2019	7,900,837
1,575,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, (Series MTN), 1.60%, 5/22/2018	1,573,904
3,750,000		Capital One Bank, Sr. Unsecd. Note, (Series BKNT), 1.15%, 11/21/2016	3,737,610
4,150,000		Capital One Bank, Sr. Unsecd. Note, (Series BKNT), 1.50%, 9/5/2017	4,123,436
5,000,000		Citigroup, Inc., 0.765%, 8/14/2017	4,972,085
5,000,000		Citigroup, Inc., 1.80%, 2/5/2018	4,988,725
8,000,000		Citigroup, Inc., Floating Rate Note—Sr. Note, 1.074%, 4/1/2016	8,017,448
7,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, (Series BKNT), 1.85%, 9/29/2017	6,994,204
10,000,000		Fifth Third Bancorp, Floating Rate Note—Sr. Note, (Series BKNT), 0.786%, 11/18/2016	10,017,650
5,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	4,985,695
15,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, (Series MTN), 1.374%, 11/15/2018	15,145,320
3,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.437%, 4/23/2020	3,791,010
2,000,000		HSBC USA, Inc., Floating Rate Note, 0.581%, 6/23/2017	1,993,302
4,800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,801,805
6,750,000		Huntington National Bank, Floating Rate Note—Sr. Note, 0.703%, 4/24/2017	6,736,493
7,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, (Series 1), 0.909%, 1/28/2019	7,842,880
2,450,000		MUFG Union Bank, N.A., Floating Rate Note—Sr. Note, 1.031%, 9/26/2016	2,461,064
13,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, (Series BKNT), 0.577%, 7/25/2017	12,926,615
10,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, (Series GMTN), 1.557%, 4/25/2018	10,150,820
6,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, 1.128%, 1/24/2019	6,002,982
2,725,000		Morgan Stanley, Floating Rate Note—Sr. Note, 1.532%, 2/25/2016	2,740,170
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 1.417%, 1/27/2020	2,029,764
10,000,000	[1,2]	Nordea Bank AB, Floating Rate Note—Sr. Note, (Series 144A), 0.737%, 5/13/2016	10,036,500
4,500,000		PNC Bank, N.A., Floating Rate Note—Sr. Note, 0.589%, 1/28/2016	4,505,553
5,300,000		Royal Bank of Canada, Montreal, Floating Rate Note—Sr. Note, (Series GMTN), 0.649%, 3/8/2016	5,312,376
10,000,000		Royal Bank of Canada, Montreal, Sr. Unsecd. Note, (Series GMTN), 0.536%, 10/13/2017	10,005,480
12,000,000		U.S. Bank, N.A., (Series BKNT), 0.486%, 9/11/2017	11,997,492
5,000,000		U.S. Bank, N.A., Sr. Unsecd. Note, (Series BKNT), 0.759%, 10/28/2019	5,015,760
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, (Series MTN), 0.539%, 9/8/2017	9,948,270
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	4,990,155
15,000,000		Westpac Banking Corp., Floating Rate Note, 1.018%, 7/30/2018	15,065,655
		TOTAL	264,147,580
		Financial Institution - Broker/Asset Mgr/Exchange—0.6%
7,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 3.875%, 11/9/2015	7,059,486
9,425,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, (Series 144A), 2.95%, 11/1/2019	9,496,753
		TOTAL	16,556,239

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—1.3%
$20,000,000		General Electric Capital Corp., 0.993%, 4/2/2018	$20,258,980
5,000,000		General Electric Capital Corp., Floating Rate Note—Sr. Note, (Series GMTN), 0.787%, 1/14/2019	5,006,025
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 1.625%, 7/2/2015	10,000,000
		TOTAL	35,265,005
		Financial Institution - Insurance - Life—2.3%
2,400,000		Aflac, Inc., Sr. Unsecd. Note, 2.65%, 2/15/2017	2,456,794
22,000,000	[1,2]	MetLife Global Funding I, Floating Rate Note—Sr. Secured Note, (Series 144A), 0.651%, 4/10/2017	22,079,200
12,000,000	[1,2]	New York Life Global Funding, (Series 144A), 0.566%, 12/15/2017	12,044,772
6,500,000	[1,2]	New York Life Global Funding, Floating Rate Note—Sr. Note, (Series 144A), 0.627%, 5/23/2016	6,518,661
6,000,000	[1,2]	PRICOA Global Funding I, Sr. Unsecd. Note, (Series 144A), 1.15%, 11/25/2016	5,998,938
3,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 1.85%, 11/15/2017	3,022,671
2,650,000	1,2	Principal Life Global Funding II, Floating Rate Note—Sr. Note, (Series 144A), 0.655%, 5/27/2016	2,656,010
11,000,000		Prudential Financial, Inc., Floating Rate Note—Sr. Note, (Series MTN), 1.054%, 8/15/2018	11,079,156
		TOTAL	65,856,202
		Financial Institution - Insurance - P&C—0.3%
6,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	6,013,062
3,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	3,000,012
		TOTAL	9,013,074
		Technology—1.9%
3,750,000		Apple, Inc., Floating Rate Note—Sr. Note, 0.529%, 5/3/2018	3,757,871
5,000,000		Apple, Inc., Floating Rate Note—Sr. Note, 0.580%, 5/6/2019	5,017,825
11,000,000		Cisco Systems, Inc., Floating Rate Note—Sr. Note, 0.783%, 3/1/2019	11,053,592
3,390,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	3,383,440
8,000,000		IBM Corp., Unsecd. Note, 1.125%, 2/6/2018	7,948,440
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,014,520
3,500,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, (Series 144A), 3.30%, 10/30/2019	3,512,838
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	1,988,402
8,000,000		Oracle Corp., Floating Rate Note—Sr. Note, 0.855%, 1/15/2019	8,048,792
5,600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,987,442
		TOTAL	52,713,162
		Transportation - Railroads—0.3%
9,000,000		Kansas City Southern de Mexico SA de CV, Floating Rate Note—Sr. Note, 0.979%, 10/28/2016	8,962,668
		Transportation - Services—0.3%
5,100,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 2.35%, 2/26/2019	5,090,845
2,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 3.60%, 3/1/2016	2,033,802
		TOTAL	7,124,647
		Utility - Electric—0.7%
6,000,000		Duke Energy Corp., Floating Rate Note—Sr. Note, 0.651%, 4/3/2017	6,007,818
1,150,000		FirstEnergy Corp., Sr. Unsecd. Note, (Series A), 2.75%, 3/15/2018	1,167,118
9,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.339%, 9/1/2015	9,008,730
3,000,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, (Series 144A), 3.90%, 5/1/2016	3,060,444
		TOTAL	19,244,110
		Utility - Natural Gas—0.2%
7,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	6,997,256
		TOTAL CORPORATE BONDS (IDENTIFIED COST $926,042,292)	927,138,167
		MUNICIPAL BONDS—0.9%
		Municipal Services—0.6%
6,450,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	6,474,252

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Municipal Services—continued
$10,000,000		Mississippi State, Taxable UT GO Refunding Bonds (Series 2012C), 0.887% Bonds, 11/1/2017	$10,029,300
		TOTAL	16,503,552
		University—0.3%
7,500,000		University of California (The Regents of), General Revenue Bonds (Series 2011Y-1 Taxable Floating Rate Notes), 0.684% TOBs 7/1/2017	7,500,150
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $23,950,000)	24,003,702
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
523,956		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033 (IDENTIFIED COST $553,919)	605,046
		COLLATERALIZED MORTGAGE OBLIGATIONS—10.2%
		Commercial Mortgage—3.8%
10,600,000	[1,2]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 0.936%, 6/15/2033	10,581,113
953,903	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	956,924
3,368,999		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	3,367,581
891,037	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.00%, 6/25/2042	891,446
4,443,077	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	4,192,389
2,243,291	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.13%, 2/25/2043	2,067,214
2,482,938	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	2,505,568
49,432	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	49,403
25,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2014-FBLU, Class B, 1.682%, 12/15/2028	24,848,738
25,000,000	[1,2]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 0.836%, 11/15/2045	25,001,152
2,252,970		Morgan Stanley BAML Trust 2012-C5, Class A1, 0.916%, 8/15/2045	2,253,836
15,000,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.975%, 4/10/2046	14,972,757
2,095,650		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A1, 1.524%, 1/10/2045	2,103,679
5,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.374%, 6/15/2045	5,147,135
8,000,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.235%, 7/15/2046	8,029,556
		TOTAL	106,968,491
		Federal Home Loan Mortgage Corporation—1.3%
44,422		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.536%, 2/15/2018	44,548
3,741,003		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.586%, 6/15/2034	3,762,614
1,128,301		Federal Home Loan Mortgage Corp. REMIC 3071 TF, 0.486%, 4/15/2035	1,132,724
2,254,343		Federal Home Loan Mortgage Corp. REMIC 3084 XF, 0.706%, 12/15/2035	2,281,005
787,215		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.646%, 2/15/2034	793,964
3,107,789		Federal Home Loan Mortgage Corp. REMIC 3153 EF, 0.596%, 5/15/2036	3,126,890
1,175,940		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.566%, 5/15/2036	1,182,695
767,966		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.671%, 8/15/2035	774,502
197,661		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.586%, 7/15/2036	198,691
1,316,533		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.486%, 9/15/2036	1,318,845
1,333,045		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.586%, 7/15/2036	1,337,810
444,291		Federal Home Loan Mortgage Corp. REMIC 3320 FM, 0.586%, 7/15/2036	447,453
1,048,841		Federal Home Loan Mortgage Corp. REMIC 3339 AF, 0.636%, 7/15/2037	1,053,544
4,200,827		Federal Home Loan Mortgage Corp. REMIC 3382 FG, 0.786%, 11/15/2037	4,250,869
3,364,205		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.606%, 11/15/2037	3,386,301
516,470		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.936%, 7/15/2036	525,076
1,244,525		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.096%, 7/15/2037	1,275,301
2,025,259		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	2,061,929
6,503,570		Federal Home Loan Mortgage Corp. REMIC KGRP A, 0.561%, 4/25/2020	6,519,713
		TOTAL	35,474,474

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—0.6%
$416,096		Federal National Mortgage Association REMIC 2002-77 FA, 1.185%, 12/18/2032	$426,730
1,244,069		Federal National Mortgage Association REMIC 2006-119 CF, 0.487%, 12/25/2036	1,246,717
1,039,407		Federal National Mortgage Association REMIC 2006-44 FK, 0.617%, 6/25/2036	1,046,751
4,365,787		Federal National Mortgage Association REMIC 2006-61 FQ, 0.587%, 7/25/2036	4,388,394
1,004,212		Federal National Mortgage Association REMIC 2006-79 DF, 0.537%, 8/25/2036	1,009,145
2,492,470		Federal National Mortgage Association REMIC 2006-81 FB, 0.537%, 9/25/2036	2,504,174
2,118,555		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.407%, 2/25/2046	2,103,102
1,580,080		Federal National Mortgage Association REMIC 2007-88 FY, 0.647%, 9/25/2037	1,588,658
868,154		Federal National Mortgage Association REMIC 2007-97 FE, 0.637%, 7/25/2037	875,336
540,292		Federal National Mortgage Association REMIC 2008-69 FB, 1.187%, 6/25/2037	554,981
509,482		Federal National Mortgage Association REMIC 2009-42 FG, 0.987%, 5/25/2039	515,986
153,557		Federal National Mortgage Association REMIC 2009-63 FB, 0.687%, 8/25/2039	154,543
1,192,533		Federal National Mortgage Association REMIC 2009-69 F, 1.037%, 4/25/2037	1,219,668
		TOTAL	17,634,185
		Government Agency—0.4%
5,604,045	[1,2]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	5,554,140
4,545,196		NCUA Guaranteed Notes 2011-C1, Class 2A, 0.715%, 3/9/2021	4,545,241
1,623,124		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.635%, 1/8/2020	1,630,670
		TOTAL	11,730,051
		Government National Mortgage Association—1.3%
16,093,723		Government National Mortgage Association REMIC 2012-H31 FA, 0.532%, 11/20/2062	16,061,712
9,340,516		Government National Mortgage Association REMIC 2013-H16 FA, 0.722%, 7/20/2063	9,375,291
10,080,749		Government National Mortgage Association REMIC 2013-H17 FA, 0.732%, 7/20/2063	10,143,532
		TOTAL	35,580,535
		Non-Agency Mortgage—2.8%
5,483,333	[1,2]	Arkle Master Issuer PLC 2012-1, Class 2A1, 1.976%, 5/17/2060	5,511,010
35,897		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.497%, 2/25/2033	35,939
247,350	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.293%, 2/3/2029	217,978
127,903		Chaseflex Trust 2006-1, Class A2A, 4.869%, 6/25/2036	127,120
331,394		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.737%, 11/20/2035	112,202
2,630,957	[1,2]	Fosse Master Issuer PLC 2012-1, Class 2A2, 1.676%, 10/18/2054	2,639,400
375,955		Impac CMB Trust 2004-7, Class 1A2, 1.107%, 11/25/2034	328,073
548,474		Impac CMB Trust 2004-9, Class 1A2, 1.067%, 1/25/2035	412,827
6,927,508	[1,2]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.684%, 12/22/2054	6,961,227
14,022,132	[1,2]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.784%, 12/22/2054	14,029,637
1,098,210		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.886%, 11/15/2031	1,070,110
182,955		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	182,697
400,630		Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	410,790
727,142		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	730,783
2,236,469		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	2,090,434
4,834,804		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	4,385,197
9,523,082		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	9,105,269
8,389,679		Sequoia Mortgage Trust 2013-6, Class A1, 2.500%, 5/25/2043	7,829,258
500,000	[1,2]	Silverstone Master Issuer 2012-1A, Class 1A, 1.826%, 1/21/2055	501,784
17,800,000	[1,2]	Silverstone Master Issuer 2015-1A, Class 2A2, 0.826%, 1/21/2070	17,846,997
2,157,384	[1,2]	Springleaf Mortgage Loan Trust 2012-3A, Class A, 1.570%, 12/25/2059	2,149,511
1,033,919		Washington Mutual 2006-AR1, Class 2A1B, 1.228%, 1/25/2046	935,439
1,513,252		Washington Mutual 2006-AR15, Class 1A, 0.998%, 11/25/2046	1,254,349
800,711		Washington Mutual 2006-AR17, Class 1A, 0.966%, 12/25/2046	637,703

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$197,902		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.612%, 7/25/2034	$204,731
		TOTAL	79,710,465
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $289,326,695)	287,098,201
		FOREIGN GOVERNMENT/AGENCY—0.4%
		Sovereign—0.4%
10,000,000	[1,2]	Finland, Government of, Sr. Unsecd. Note, 1.25%, 10/19/2015 (IDENTIFIED COST $10,029,147)	10,028,300
		INVESTMENT COMPANIES—6.5%[4]
5,693,266		Federated Bank Loan Core Fund	57,615,854
788,442		Federated Mortgage Core Portfolio	7,789,809
49,682,629	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12%	49,682,629
702,043		Federated Project and Trade Finance Core Fund	6,578,141
9,650,885		High Yield Bond Portfolio	60,993,594
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $181,920,312)	182,660,027
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $2,809,049,621)[6]	2,810,400,467
		OTHER ASSETS AND LIABILITIES - NET—0.1%[7]	3,536,267
		TOTAL NET ASSETS—100%	$2,813,936,734
At June 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[8]United States Treasury Notes 2-Year Short Futures	2,000	$437,875,000	September 2015	$(814,752)
[8]United States Treasury Notes 5-Year Short Futures	250	$29,814,453	September 2015	$7,227
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(807,525)
The average notional value of short futures contracts held by the Fund throughout the period was $441,224,025. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
The average notional amount of swap contracts held by the Fund throughout the period was $13,365,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2015, these restricted securities amounted to $1,094,523,325, which represented 38.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2015, these liquid restricted securities amounted to $1,079,292,633, which represented 38.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at June 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, Class A, 2.175%, 10/15/2021	5/22/2014	$15,000,000	$15,000,000
C-BASS ABS LLC (Series 1999-3), Class B1, 6.293%, 2/3/2029	7/9/1999	$202,479	$217,978
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$12,714
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
5	7-day net yield.

6	At June 30, 2015, the cost of investments for federal tax purposes was $2,809,049,621. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $1,350,846.This consists of net unrealized appreciation from investments from those securities having an excess of value over cost of $9,969,750 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,618,904.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$5,360,111	$—	$5,360,111
Asset-Backed Securities	—	1,358,494,199	15,012,714	1,373,506,913
Corporate Bonds	—	927,138,167	—	927,138,167
Municipal Bonds	—	24,003,702	—	24,003,702
Mortgage-Backed Security	—	605,046	—	605,046
Collateralized Mortgage Obligations	—	287,098,201	—	287,098,201
Foreign Government/Agency	—	10,028,300	—	10,028,300
Investment Companies[2]	49,682,629	132,977,398[2]	—	182,660,027
TOTAL SECURITIES	$49,682,629	$2,745,705,124	$15,012,714	$2,810,400,467
OTHER FINANCIAL INSTRUMENTS[3]	$(807,525)	$—	$—	$(807,525)
1	Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the NAV is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $127,940,373 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
3	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
TOBs	—Tender Option Bonds
UT	—Unlimited Tax

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2015